Loans to Third Parties - Schedule of Loans to Third Parties (Details) - Third Parties [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Direct loans to third parties	$ 12,200,000	$ 12,000,000
Entrusted loans to third parties	34,402,684	34,969,111
Impairment on uncollectable loans	(41,802,684)	(7,119,594)
Total loans to third parties	$ 4,800,000	$ 39,849,517